UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:		811-06477

Exact name of registrant as specified in charter:		SM&R INVESTMENTS, INC.

Address or principal executive offices:		2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:		Securities Management and Research, Inc.
		P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:		1-800-231-4639

Date of fiscal year end:		8/31

Date of reporting period:		5/31/2007

Item 1. Schedule of Investments

SM&R ALGER TECHNOLOGY FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2007			(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
BROADCASTING --		2.59%
Unica Corp. *				2,040		$ 36,190

INTERNET & CATALOG RETAIL --		1.97%
eBay Inc. *				845		27,513

MEDIA --		6.78%
DreamWorks Animation SKG, Inc. (Class A) *				1,310		39,143
Regal Entertainment Group (Class A)				1,165		26,655
XM Satellite Radio Holdings Inc. (Class A) *				2,500		28,950
						94,748

			TOTAL CONSUMER DISCRETIONARY --	11.34%		158,451

ENERGY --
ENERGY & ENERGY SERVICES --		2.89%
First Solar, Inc. *				415		28,237
JA Solar Holdings Co Ltd. ADR *				500		11,885
LDK Solar Company Ltd. ADR *				10		270
						40,392

			TOTAL ENERGY --	2.89%		40,392

FINANCIALS --
FINANCIAL SERVICES --		2.43%
Exlservice Holdings Inc. *				565		10,616
WNS Holdings Ltd. ADR *				860		23,297
						33,913

			TOTAL FINANCIALS --	2.43%		33,913

HEALTH CARE --
MEDICAL DEVICES --		1.85%
Northstar Neuroscience, Inc. *				1,940		25,899

MEDICAL TECHNOLOGY --		1.84%
Allscripts Healthcare Solutions, Inc. *				1,045		25,665

			TOTAL HEALTH CARE --	3.69%		51,564

INDUSTRIALS --
COMMERCIAL SERVICES & SUPPLIES --		2.13%
Net 1 UEPS Technologies, Inc. *				1,110		29,726

			TOTAL INDUSTRIALS --	2.13%		29,726

INFORMATION TECHNOLOGY --
COMMUNICATIONS --		2.56%
Research In Motion Ltd. *				215		35,707

COMMUNICATIONS EQUIPMENT --		8.07%
Ciena Corp. *				390		13,385
Cisco Systems, Inc. *				1,700		45,764
Corning Inc. *				1,610		40,250
QUALCOMM Inc.				310		13,314
						112,713
COMPUTER RELATED & BUSINESS SERVICES --		9.78%
Apple, Inc. *				500		60,780
MEMC Electronic Materials, Inc. *				975		59,260
Network Appliance, Inc. *				515		16,578
						136,618
COMPUTER SOFTWARE --		4.52%
NVIDIA Corp. *				360		12,481
TIBCO Software Inc. *				2,380		21,468
Visual Sciences, Inc. *				1,795		29,205
						63,154
COMPUTERS & PERIPHERALS --		2.00%
Dell Inc. *				545		14,644
SanDisk Corp. *				305		13,283
						27,927
ELECTRONICS --		2.13%
Nintendo Co., Ltd. ADR				680		29,691

INFORMATION TECHNOLOGY SERVICES --		1.57%
SI International Inc. *				695		21,927

INTERNET SOFTWARE & SERVICES --		13.52%
DealerTrack Holdings Inc. *				1,445		52,150
Digital River, Inc. *				295		15,169
Google Inc. (Class A) *				80		39,820
Omniture, Inc. *				1,070		18,736
Vocus, Inc. *				1,155		27,766
Yahoo! Inc. *				1,225		35,158
						188,799
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		9.91%
KLA-Tencor Corp.				525		28,865
OmniVision Technologies, Inc. *				1,955		31,671
Tessera Technologies Inc. *				1,290		58,656
Trident Microsystems, Inc. *				945		19,278
						138,470
SEMICONDUCTORS --		1.88%
QLogic Corp. *				1540		26,272

SEMICONDUCTORS CAPITAL EQUIPMENT --		1.89%
SiRF Technology Holdings, Inc. *				1,215		26,366

SOFTWARE --		15.81%
Activision, Inc. *				1,435		28,399
Adobe Systems Inc. *				680		29,974
Electronic Arts Inc. *				260		12,706
Microsoft Corp.				1,575		48,305
Quality Systems, Inc.				680		27,846
Quest Software, Inc.				1,215		20,922
Synchronoss Technologies, Inc. *				1,945		52,612
						220,764

			TOTAL INFORMATION TECHNOLOGY --	73.64%		1,028,408

TELECOMMUNICATION SERVICES --
WIRELESS TELECOMMUNICATION SERVICES --		1.92%
On2 Technologies, Inc. *				8,675		26,806

			TOTAL TELECOMMUNICATION SERVICES --	1.92%		26,806

			TOTAL COMMON STOCK --	98.04%
				(Cost $1,128,549)		1,369,260

MONEY MARKET FUND
SM&R Money Market Fund, 4.73% (a)				23,607		23,607

			TOTAL MONEY MARKET FUND --	1.69%
				(Cost $23,607)		23,607

			TOTAL INVESTMENTS --	99.73%
				(Cost $1,152,156)		1,392,867

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.27%		3,744

			NET ASSETS --	100.00%		$ 1,396,611

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Alger Technology Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R ALGER AGGRESSIVE GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2007			(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
AUTO COMPONENTS --		0.74%
The Goodyear Tire & Rubber Co. *				700		$ 24,829

BROADCASTING --		0.22%
Interactive Brokers Group, Inc. *				290		7,395

CASINOS & RESORTS --		1.40%
Bally Technologies Inc. *				1,735		47,140

HOTELS, RESTAURANTS & LEISURE --		0.51%
Penn National Gaming, Inc. *				320		17,098

INTERNET & CATALOG RETAIL --		2.61%
Coldwater Creek Inc. *				320		7,952
eBay Inc. *				1,940		63,166
NutriSystem, Inc. *				255		16,708
						87,826
LEISURE & ENTERTAINMENT --		0.47%
Cinemark Holdings, Inc. *				825		15,964

LEISURE EQUIPMENT & PRODUCTS --		0.23%
Smith & Wesson Holding Corp. *				545		7,592

MEDIA --		4.63%
Dolby Laboratiories Inc. *				1,075		36,228
DreamWorks Animation SKG, Inc. (Class A) *				980		29,282
Focus Media Holding Ltd. ADR *				310		13,711
The McGraw-Hill Companies, Inc.				140		9,843
NeuStar, Inc. (Class A) *				1,145		33,274
Regal Entertainment Group (Class A)				1,465		33,519
						155,857
RESTAURANTS & LODGING --		0.92%
Hilton Hotels Corp.				875		31,106

RETAILING --		2.15%
CVS Caremark Corp.				1,875		72,263

SPECIALTY RETAIL --		1.55%
Abercrombie & Fitch Co. (Class A)				270		22,315
Urban Outfitters, Inc. *				1,118		29,716
						52,031
TEXTILES, APPAREL & LUXURY GOODS --		1.30%
Iconix Brand Group, Inc. *				1,965		43,721

			TOTAL CONSUMER DISCRETIONARY --	16.73%		562,822

CONSUMER STAPLES --
HOUSEHOLD PRODUCTS --		0.77%
Procter & Gamble Co. (The)				410		26,056

TOBACCO --		2.92%
Altria Group, Inc.				1,380		98,118

			TOTAL CONSUMER STAPLES --	3.69%		124,174

ENERGY --
ENERGY & ENERGY SERVICES --		1.06%
Diamond Offshore Drilling, Inc.				375		35,389
LDK Solar Company Ltd. ADR *				15		405
						35,794
ENERGY EQUIPMENT & SERVICES --		0.57%
National-Oilwell Varco Inc. *				205		19,362

OIL & GAS --		3.10%
Marathon Oil Corp.				140		17,333
Petrobank Energy & Resources Ltd. *				2,375		57,869
Range Resources Corp.				100		3,874
Warren Resources Inc. *				1,900		25,137
						104,213

			TOTAL ENERGY --	4.73%		159,369

FINANCIALS --
CAPITAL MARKETS --		1.55%
Bear Stearns Companies Inc. (The)				190		28,492
Lazard Ltd. (Class A)				440		23,707
						52,199

COMMERCIAL BANKS --		0.61%
Bank of America Corp.				405		20,538

CONSUMER FINANCE --		0.64%
Dollar Financial Corp. *				700		21,392

DIVERSIFIED FINANCIAL SERVICES --		2.71%
AllianceBernstein Holding LP				170		15,540
Chicago Mercantile Exchange Holdings Inc.				95		50,445
National Financial Partners Corp.				540		25,288
						91,273
FINANCE --		0.75%
IntercontinentalExchange Inc. *				175		25,364

FINANCIAL SERVICES --		1.19%
GFI Group Inc. *				535		39,858

INSURANCE --		1.13%
American International Group, Inc.				525		37,979

			TOTAL FINANCIALS --	8.58%		288,603

HEALTH CARE --
BIOTECHNOLOGY --		3.54%
InterMune, Inc. *				540		14,359
Neurocrine Biosciences, Inc. *				1,010		11,736
Onyx Pharmaceuticals, Inc. *				950		28,424
Regeneron Pharmaceuticals, Inc. *				670		15,035
United Therapeutics Corp. *				750		49,492
						119,046
HEALTH CARE EQUIPMENT & SUPPLIES --		5.01%
Cytyc Corp. *				775		32,767
Hologic, Inc. *				1,656		89,573
Intuitive Surgical, Inc. *				165		22,709
Thoratec Corp. *				445		8,815
Ventana Medical Systems, Inc. *				290		14,923
						168,787
HEALTH CARE PROVIDERS & SERVICES --		3.61%
Cardinal Health, Inc.				1,220		88,401
Manor Care, Inc.				485		32,980
						121,381
MEDICAL DEVICES --		0.39%
Northstar Neuroscience, Inc. *				985		13,150

PHARMACEUTICALS --		3.49%
Abbott Laboratories				750		42,263
Adams Respiratory Therapeutics, Inc. *				925		42,365
Salix Pharmaceuticals, Ltd. *				1,200		15,948
Sepracor Inc. *				345		16,802
						117,378

			TOTAL HEALTH CARE --	16.04%		539,742

INDUSTRIALS --
AEROSPACE --		0.60%
BE Aerospace, Inc. *				525		20,102

AEROSPACE & DEFENSE --		2.44%
Armor Holdings, Inc. *				185		15,897
Boeing Co. (The)				155		15,591
General Dynamics Corp.				630		50,551
						82,039
BUSINESS SERVICES --		0.99%
Endeavor Acquisition Corp. *				2,930		33,197

COMMERCIAL SERVICES & SUPPLIES --		1.47%

Net 1 UEPS Technologies, Inc. *				1,850		49,543

CONSTRUCTION & ENGINEERING --		0.68%
McDermott International, Inc. *				295		23,010

MACHINERY --		1.98%
Oshkosh Truck Corp.				1,080		66,625

			TOTAL INDUSTRIALS --	8.16%		274,516

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --		5.45%
Cisco Systems, Inc. *				5,915		159,232
Sonus Networks, Inc. *				2,785		24,146
						183,378
COMPUTER RELATED & BUSINESS SERVICES --		5.20%
Apple, Inc. *				365		44,369
Autodesk, Inc. *				500		22,725
Hewlett-Packard Co.				685		31,311
MEMC Electronic Materials, Inc. *				1,055		64,123
Network Appliance, Inc. *				385		12,393
						174,921
COMPUTERS & PERIPHERALS --		1.43%
SanDisk Corp. *				775		33,855
Seagate Technology				690		14,207
						48,062
INTERNET SOFTWARE & SERVICES --		8.00%
DealerTrack Holdings Inc. *				1,262		45,546
Digital River, Inc. *				325		16,712
Google Inc. (Class A) *				335		166,746
SINA Corp. *				870		34,722
Yahoo! Inc. *				195		5,597
						269,323
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		8.79%
Atheros Communications *				565		16,447
ON Semiconductor Corp. *				13,425		144,185
Rambus Inc. *				1,235		23,317
Tessera Technologies Inc. *				1,635		74,343
Trident Microsystems, Inc. *				1,840		37,536
						295,828
SOFTWARE --		1.83%
Adobe Systems Inc. *				610		26,889
Microsoft Corp.				675		20,702
Solera Holdings Inc. *				790		13,944
						61,535

			TOTAL INFORMATION TECHNOLOGY --	30.70%		1,033,047

MATERIALS --
CHEMICALS --		0.33%
OM Group Inc.				180		11,252

METALS --		0.50%
SXR Uranium One, Inc. *				1,070		16,685

METALS & MINING --		3.74%
Cameco Corp.				900		46,773
Paladin Resources Ltd. *				4,865		35,028
Thompson Creek Metals Co., Inc. *				2,670		44,031
						125,832
MINING --		1.60%
Freeport-McMoRan Copper & Gold, Inc.				515		40,530
Inmet Mining Corp.				185		13,200
						53,730

			TOTAL MATERIALS --	6.17%		207,499

TELECOMMUNICATION SERVICES --
WIRELESS TELECOMMUNICATION SERVICES --		3.86%
America Movil S.A. de C.V. (Series L) ADR				585		35,422
American Tower Corp. (Class A) *				643		27,765
NII Holdings Inc. *				820		66,805
						129,992

			TOTAL TELECOMMUNICATION SERVICES --	3.86%		129,992

			TOTAL COMMON STOCK --	98.66%
				(Cost $3,024,740)		3,319,764

MONEY MARKET FUND
SM&R Money Market Fund, 4.73% (a)				45,680		45,680

			TOTAL MONEY MARKET FUND --	1.36%
				(Cost $45,680)		45,680

			TOTAL INVESTMENTS --	100.02%
				(Cost $3,070,420)		3,365,444

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.02)%		(727)

			NET ASSETS --	100.00%		$ 3,364,717

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R ALGER SMALL-CAP FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2007			(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
APPAREL --		1.01%
bebe stores, inc.				2,395		$ 43,062

AUTO COMPONENTS --
LKQ Corp. *		1.78%		1,520		37,954
Tenneco Inc. *				1,170		38,154
						76,108
CASINOS & RESORTS --		0.87%
Bally Technologies Inc. *				1,370		37,223

HOTELS, RESTAURANTS & LEISURE --		1.10%
McCormick & Schmick's Seafood Restaurants, Inc. *				1,675		47,151

INTERNET & CATALOG RETAIL --		2.97%
Coldwater Creek Inc. *				2,150		53,427
Priceline.com Inc. *				835		51,636
VistaPrint Ltd. *				540		21,638
						126,701
LEISURE EQUIPMENT & SERVICES --		1.06%

LIFE TIME FITNESS, Inc. *				885		45,294

MEDIA --		2.04%
NeuStar, Inc. (Class A) *				1,380		40,103
World Wresting Entertainment, Inc.				2,675		46,839
						86,942
RETAILING --		1.24%
Phillips-Van Heusen Corp.				870		53,174

SPECIALTY RETAIL --		2.40%
Aeropostale, Inc. *				780		36,114
Carter's, Inc. *				1,175		31,866
DSW, Inc. (Class A) *				900		34,398
						102,378
TEXTILES, APPAREL & LUXURY GOODS --		2.39%
Deckers Outdoor Corp. *				565		49,658
Iconix Brand Group, Inc. *				2,350		52,288
						101,946

			TOTAL CONSUMER DISCRETIONARY --	16.86%		719,979

CONSUMER STAPLES --
FOOD PRODUCTS --		1.07%
Hain Celestial Group (The) Inc. *				1,590		45,474

			TOTAL CONSUMER STAPLES --	1.07%		45,474

ENERGY --
ENERGY & ENERGY SERVICES --		1.69%
Dril-Quip, Inc. *				945		45,851
Horizon Offshore, Inc. *				1,560		26,395
						72,246
ENERGY EQUIPMENT & SERVICES --		1.56%
North American Energy Partners Inc. *				2,165		45,811
T-3 Energy Services, Inc. *				710		20,732
						66,543
OIL & GAS --		3.80%
Carrizo Oil & Gas, Inc. *				940		38,230
Mariner Energy Inc. *				1,910		47,712
Petrobank Energy & Resources Ltd. *				1,610		39,229
Warren Resources Inc. *				2,800		37,044
						162,215

			TOTAL ENERGY --	7.05%		301,004

FINANCIALS --
CAPITAL MARKETS --		2.35%
Cohen & Steers, Inc.				975		50,690
Greenhill & Co., Inc.				690		49,680
						100,370
COMMERCIAL BANKS --		4.16%
Boston Private Financial Holdings, Inc.				1,580		44,730
First Midwest Bancorp, Inc.				1,215		44,700
Signature Bank *				1,395		46,384
Wintrust Financial Corp.				907		41,622
						177,436
FINANCIAL SERVICES --		1.89%
GFI Group Inc. *				740		55,130
WNS Holdings Ltd. ADR *				950		25,735
						80,865
INSURANCE --		0.92%
First Mercury Financial Corp. *				2,100		39,354

REAL ESTATE MANAGEMENT --		0.54%
HFF Inc. (Class A) *				1,455		23,207

THRIFTS & MORTGAGE FINANCE --		0.60%
FirstFed Financial Corp. *				395		25,466

TRADING COMPANIES & DISTRIBUTORS --		1.14%
Williams Scotsman International Inc. *				2,110		48,446

			TOTAL FINANCIALS --	11.60%		495,144

HEALTH CARE --
BIOTECHNOLOGY --		6.77%
Illumina, Inc. *				1,015		33,119
Indevus Pharmaceuticals, Inc. *				3,460		25,604
InterMune, Inc. *				1,135		30,180
Neurocrine Biosciences, Inc. *				1,645		19,115
Omrix Biopharmaceuticals *				1,260		42,235
Onyx Pharmaceuticals, Inc. *				1,345		40,242
Pharmion Corp. *				725		21,032
Regeneron Pharmaceuticals, Inc. *				1,160		26,030
United Therapeutics Corp. *				780		51,472
						289,029
HEALTH CARE EQUIPMENT & SUPPLIES --		3.72%
Hologic, Inc. *				855		46,247
Inverness Medical Innovations, Inc. *				625		29,806
Thoratec Corp. *				1,653		32,746
Ventana Medical Systems, Inc. *				975		50,174
						158,973
HEALTH CARE PROVIDERS & SERVICES --		2.97%
Gentiva Health Services, Inc. *				1,035		21,197
PAREXEL International Corp. *				1,302		52,366
Psychiatric Solutions, Inc. *				1,360		53,067
						126,630
MEDICAL DEVICES --		0.39%
Dexcom Inc. *				2,545		16,695

MEDICAL TECHNOLOGY --		1.03%
Allscripts Healthcare Solutions, Inc. *				1,790		43,962

PHARMACEUTICALS --		1.11%
Adams Respiratory Therapeutics, Inc. *				1,030		47,174

			TOTAL HEALTH CARE --	15.99%		682,463

INDUSTRIALS --
AEROSPACE --		1.28%
BE Aerospace, Inc. *				1,430		54,755

AEROSPACE & DEFENSE --		1.10%
Esterline Technologies Corp. *				1,035		47,093

AIRLINES --		0.94%
AirTran Holdings, Inc. *				3,250		40,268

BUSINESS SERVICES --		0.85%
TeleTech Holdings, Inc. *				1,030		36,235

COMMERCIAL SERVICES & SUPPLIES --		3.49%
American Reprographics Co. *				1,385		42,658
FTI Consulting, Inc. *				1,455		53,951
Geo Group Inc. (The) *				960		52,320
						148,929
CONSTRUCTION & ENGINEERING --		1.31%
URS Corp. *				1,110		55,811

ELECTRICAL EQUIPMENT --		1.13%
ITC Holdings Corp.				1,110		48,174

ENGINEERING --		0.47%
Aecom Technology Corp. *				880		20,152

MACHINERY --		3.70%
Actuant Corp. (Class A)				835		46,451
Bucyrus International, Inc. (Class A)				820		58,179
RBC Bearings Inc. *				1,375		53,075
						157,705

MANUFACTORING --		1.22%
Silgan Holdings Inc.				905		52,237

			TOTAL INDUSTRIALS --	15.49%		661,359

INFORMATION TECHNOLOGY --
COMMUNICATIONS --		1.25%
Dobson Communications Corp. *				5,005		53,203

COMMUNICATIONS EQUIPMENT --		3.36%
NICE Systems Ltd. *				1,340		50,773
Polycom, Inc. *				1,470		46,628
Sonus Networks, Inc. *				5,310		46,038
						143,439
COMPUTER SOFTWARE --		1.70%
TIBCO Software Inc. *				3,175		28,639
VeriFone Holdings, Inc. *				1,275		44,153
						72,792
INFORMATION TECHNOLOGY SERVICES --		0.91%
SI International Inc. *				1,230		38,807

INTERNET SOFTWARE & SERVICES --		5.40%
24/7 Real Media, Inc. *				2,120		24,889
Acme Packet, Inc. *				1,935		22,930
DealerTrack Holdings Inc. *				1,490		53,774
Digital River, Inc. *				680		34,966
Internap Network Services Corp. *				2,317		34,315
Omniture, Inc. *				1,255		21,975
Wright Express Corp. *				1,080		37,876
						230,725

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		4.43%
Atheros Communications *				1,545		44,975
FormFactor Inc. *				1,045		41,570
ON Semiconductor Corp. *				4,715		50,639
Tessera Technologies Inc. *				1,140		51,836
						189,020
SEMICONDUCTORS --		1.41%
ATMI, Inc. *				885		27,037
Cirrus Logic, Inc. *				4,275		33,089
						60,126
SEMICONDUCTORS CAPITAL EQUIPMENT --		0.69%
SiRF Technology Holdings, Inc. *				1,350		29,295

SOFTWARE --		3.56%
ANSYS, Inc. *				850		47,736
Solera Holdings Inc. *				1,130		19,945
Synchronoss Technologies, Inc. *				2,315		62,621
Take-Two Interactive Software, Inc. *				1,060		21,825
						152,127

			TOTAL INFORMATION TECHNOLOGY --	22.71%		969,534

MATERIALS --
CHEMICALS --		0.90%
Zoltek Companies, Inc. *				1,020		38,403

METALS --		0.78%
SXR Uranium One, Inc. *				2,150		33,525

METALS & MINING --		1.66%
Breakwater Resources, Ltd. *				16,445		36,672
Thompson Creek Metals Co., Inc. *				2,070		34,136
						70,808

			TOTAL MATERIALS --	3.34%		142,736

TELECOMMUNICATION SERVICES --
WIRELESS TELECOMMUNICATION SERVICES --		1.28%
SBA Communications Corp. (Class A) *				1,706		54,814

			TOTAL TELECOMMUNICATION SERVICES --	1.28%		54,814

			TOTAL COMMON STOCK --	95.39%
				(Cost $3,213,332)		4,072,507

MONEY MARKET FUND
SM&R Money Market Fund, 4.73% (a)				184,485		184,485
						.
			TOTAL MONEY MARKET FUND --	4.32%
				(Cost $184,485)		184,485

			TOTAL INVESTMENTS --	99.71%
				(Cost $3,397,817)		4,256,992

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.29%		12,310

			NET ASSETS --	100.00%		$ 4,269,302

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Alger Small-Cap Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R ALGER GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2007			(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
BROADCASTING --		0.45%
Interactive Brokers Group, Inc. *				585		$ 14,918

HOTELS, RESTAURANTS & LEISURE --		3.80%
Las Vegas Sands Corp. *				205		15,994
Penn National Gaming, Inc. *				515		27,516
Royal Caribbean Cruises Ltd.				775		33,697
Starbucks Corp. *				1,725		49,697
						126,904
INTERNET & CATALOG RETAIL --		1.86%
eBay Inc. *				1,910		62,190

LEISURE & ENTERTAINMENT --		0.84%
International Game Technology				700		28,133

MEDIA --		3.38%
Comcast Corp. (Special Class A) *				2,415		65,640
News Corp. (Class A)				1,005		22,200
XM Satellite Radio Holdings Inc. (Class A) *				2,185		25,302
						113,142
MULTI-LINE RETAIL --		2.03%
Costco Wholesale Corp.				575		32,470
Target Corp.				565		35,273
						67,743

RESTAURANTS & LODGING --		0.68%
Hilton Hotels Corp.				640		22,752

RETAILING --		1.16%
CVS Caremark Corp.				465		17,921
Macy's, Inc.				520		20,764
						38,685

			TOTAL CONSUMER DISCRETIONARY --	14.20%		474,467

CONSUMER STAPLES --
BEVERAGES --		1.48%
PepsiCo, Inc.				725		49,539

FOOD & STAPLES RETAILING --		2.23%
Walgreen Co.				1,015		45,807
Whole Foods Market, Inc.				700		28,770
						74,577
FOOD PRODUCTS --		0.53%
Kraft Foods Inc. (Class A)				519		17,563

HOUSEHOLD PRODUCTS --		2.03%
Procter & Gamble Co. (The)				1,070		67,999

TOBACCO --		1.60%
Altria Group, Inc.				750		53,325

			TOTAL CONSUMER STAPLES --	7.87%		263,003

ENERGY --
ENERGY & ENERGY SERVICES --		0.97%
Schlumberger Ltd.				415		32,316

ENERGY EQUIPMENT & SERVICES --		4.63%
Cameron International Corp. *				760		53,884
National-Oilwell Varco Inc. *				710		67,060
Transocean Inc. *				345		33,893
						154,837
OIL & GAS --		2.74%
EOG Resources, Inc.				350		26,915
Valero Energy Corp.				865		64,546
						91,461

			TOTAL ENERGY --	8.34%		278,614

FINANCIALS --
CAPITAL MARKETS --		1.19%
Bear Stearns Companies Inc. (The)				265		39,739

DIVERSIFIED FINANCIAL SERVICES --		3.51%
AllianceBernstein Holding LP				265		24,224
Chicago Mercantile Exchange Holdings Inc.				60		31,860
Goldman Sachs Group, Inc. (The)				265		61,167

						117,251
FINANCE --		0.84%
IntercontinentalExchange Inc. *				195		28,263

FINANCIAL SERVICES --		1.79%
UBS AG				915		59,695

INSURANCE --		0.99%
American International Group, Inc.				460		33,276

REAL ESTATE MANAGEMENT --		1.24%
Jones Lang LaSalle Inc.				355		41,429

			TOTAL FINANCIALS --	9.56%		319,653

HEALTH CARE --
HEALTH CARE EQUIPMENT & SUPPLIES --		0.76%
Baxter International Inc.				445		25,294

HEALTH CARE PROVIDERS & SERVICES --		4.89%
Brookdale Senior Living Inc.				545		25,729
Cardinal Health, Inc.				325		23,549
Health Net Inc. *				1,170		66,784
UnitedHealth Group Inc.				865		47,376
						163,438
PHARMACEUTICALS --		1.92%
Bristol-Myers Squibb Co.				1,120		33,947
Wyeth				525		30,366
						64,313

			TOTAL HEALTH CARE --	7.57%		253,045

INDUSTRIALS --
AEROSPACE & DEFENSE --		2.90%
Boeing Co. (The)				485		48,786
General Dynamics Corp.				600		48,144
						96,930
AIR FREIGHT & LOGISTICS --		0.88%
FedEx Corp.				265		29,579

COMMERCIAL SERVICES & SUPPLIES --		0.50%
Apollo Group, Inc. (Class A) *				350		16,789

CONGLOMERATE --		2.25%
ITT Corp.				1,115		75,040

INDUSTRIAL CONGLOMERATES --		5.62%
3M Co.				850		74,766
General Electric Co.				2,050		77,039
Textron Inc.				335		35,946
						187,751

			TOTAL INDUSTRIALS --	12.15%		406,089

INFORMATION TECHNOLOGY --
COMMUNICATIONS --		3.28%
AT&T Inc.				840		34,726
Research In Motion Ltd. *				450		74,736
						109,462
COMMUNICATIONS EQUIPMENT --		4.05%
Cisco Systems, Inc. *				2,340		62,993
Corning Inc. *				1,970		49,250
QUALCOMM Inc.				540		23,193
						135,436
COMPUTER RELATED & BUSINESS SERVICES --		8.44%
Apple, Inc. *				895		108,796

EMC Corp. *				1,945		32,851
Hewlett-Packard Co.				545		24,912
MEMC Electronic Materials, Inc. *				1,900		115,482
						282,041
COMPUTERS & PERIPHERALS --		1.80%
Dell Inc. *				1,310		35,200
SanDisk Corp. *				575		25,041
						60,241
ELECTRONICS --		2.32%
Nintendo Co., Ltd. ADR				1,775		77,502

INTERNET SOFTWARE & SERVICES --		4.33%
Google Inc. (Class A) *				210		104,527
Yahoo! Inc. *				1,395		40,037
						144,564
SEMICONDUCTORS --		2.69%
Intel Corp.				2,145		47,555
Maxim Integrated Products, Inc.				492		15,129
Texas Instruments Inc.				775		27,404
						90,088
SOFTWARE --		2.57%
Microsoft Corp.				2,805		86,029

			TOTAL INFORMATION TECHNOLOGY --	29.48%		985,363

MATERIALS --
METALS & MINING --		2.65%
Goldcorp, Inc.				1,815		43,723
Peabody Energy Corp.				665		35,937
Teck Cominco Ltd. (Class B)				205		8,659
						88,319
MINING --		2.31%
Freeport-McMoRan Copper & Gold, Inc.				982		77,283

			TOTAL MATERIALS --	4.96%		165,602

TELECOMMUNICATION SERVICES --
WIRELESS TELECOMMUNICATION SERVICES --		3.54%
American Tower Corp. (Class A) *				1,565		67,577
Nll Holdings Inc. *				625		50,919
						118,496

			TOTAL TELECOMMUNICATION SERVICES --	3.54%		118,496

UTILITIES --
ELECTRIC & GAS COMPANIES --		1.02%
Emerson Electric Co.				700		33,915

MULTI-UTILITIES & UNREGULATED POWER --		1.49%
Veolia Environnement ADR				595		49,944

			TOTAL UTILITIES --	2.51%		83,859

			TOTAL COMMON STOCK --	100.18%
				(Cost $2,904,559)		3,348,191

MONEY MARKET FUND
SM&R Money Market Fund, 4.73% (a)				100		100

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $100)		100

			TOTAL INVESTMENTS --	100.18%
				(Cost $2,904,659)		3,348,291

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.18)%		(6,172)

			NET ASSETS --	100%		$ 3,342,119

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Alger Growth Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2007			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOUSEHOLD DURABLES --		2.00%
Newell Rubbermaid Inc.				23,200		$ 736,832
Stanley Works (The)				24,200		1,530,166
						2,266,998
MEDIA --		1.56%
Walt Disney Co. (The)				50,000		1,772,000

MULTILINE RETAIL --		3.18%
Citi Trends Inc. *				18,900		766,017
J.C Penney Co., Inc. (Holding Co.)				15,700		1,263,536
Target Corp.				25,200		1,573,236
						3,602,789
SPECIALTY RETAIL --		3.66%
Bed Bath & Beyond Inc. *				13,900		565,174
Best Buy Co., Inc.				31,200		1,506,648
Home Depot, Inc. (The)				13,000		505,310
Limited Brands, Inc.				24,300		637,875
Lowe's Companies, Inc.				19,400		636,708
Urban Outfitters, Inc. *				11,000		292,380
						4,144,095

			TOTAL CONSUMER DISCRETIONARY --	10.40%		11,785,882

CONSUMER STAPLES --
BEVERAGES --		3.11%
Coca-Cola Co. (The)				34,300		1,817,557
PepsiCo, Inc.				25,000		1,708,250
						3,525,807
FOOD & STAPLES RETAILING --		0.81%
SUPERVALU INC.				9,350		445,434
Wal-Mart Stores, Inc.				10,000		476,000
						921,434
HOUSEHOLD PRODUCTS --		1.80%
Procter & Gamble Co. (The)				32,000		2,033,600

			TOTAL CONSUMER STAPLES --	5.72%		6,480,841

ENERGY --
ENERGY EQUIPMENT & SERVICES --		4.34%
Baker Hughes Inc.				15,800		1,303,184
Schlumberger Ltd.				26,400		2,055,768
Transocean Inc. *				10,600		1,041,344

Weatherford International Ltd. *				9,400		510,796
						4,911,092
OIL, GAS & CONSUMABLE FUELS --		8.04%
Anadarko Petroleum Corp.				10,600		526,290
BP PLC ADR				11,700		784,017
Chevron Corp.				20,922		1,704,934
Exxon Mobil Corp.				52,500		4,366,425
Noble Corp.				10,700		988,573
Royal Dutch Shell PLC, ADR				10,000		743,000
						9,113,239

			TOTAL ENERGY --	12.38%		14,024,331

EXCHANGE TRADED FUNDS --		4.84%
PowerShares QQQ Trust Series 1				67,000		3,176,470
SPDR Trust Series 1				15,000		2,302,500
						5,478,970

			TOTAL EXCHANGE TRADED FUNDS --	4.84%		5,478,970

FINANCIALS --
CAPITAL MARKETS --		0.50%
Bear Stearns Companies Inc. (The)				3,800		569,848

COMMERCIAL BANKS --		6.88%
Bank of America Corp.				15,000		760,650
PNC Financial Services Group, Inc.				30,000		2,214,000
U.S. Bancorp				40,000		1,383,200
Wachovia Corp.				42,600		2,308,494
Washington Mutual, Inc.				13,400		585,848
Wells Fargo & Co.				15,000		541,350
						7,793,542
DIVERSIFIED FINANCIAL SERVICES --		5.28%
American Express Co.				5,000		324,900
Citigroup Inc.				20,000		1,089,800
Goldman Sachs Group, Inc. (The)				5,000		1,154,100
JPMorgan Chase & Co.				13,800		715,254
Merrill Lynch & Co., Inc.				5,000		463,650
Morgan Stanley				15,000		1,275,600
National Financial Partners Corp.				6,250		292,688
Charles Schwab Corp. (The)				29,400		660,618
						5,976,610
INSURANCE --		7.44%
Allstate Corp. (The)				12,300		756,450
American International Group, Inc.				29,260		2,116,668
Aspen Insurance Holdings Ltd.				20,350		551,892
Brown & Brown, Inc.				24,400		635,864
Hartford Financial Services Group, Inc. (The)				16,400		1,691,988
Prudential Financial, Inc.				20,200		2,060,804
RenaissanceRe Holdings Ltd.				10,400		610,376
						8,424,042

			TOTAL FINANCIALS --	20.10%		22,764,042

HEALTH CARE --
BIOTECHNOLOGY --		4.13%
Amgen Inc. *				7,600		428,108
Celgene Corp. *				18,400		1,126,816
Genzyme Corp. *				12,000		774,240
Gilead Sciences, Inc. *				12,000		993,240
Given Imaging Ltd. *				36,900		959,400
PDL BioPharma Inc. *				14,600		401,646
						4,683,450

HEALTH CARE EQUIPMENT & SUPPLIES --		2.27%

Advanced Medical Optics, Inc. *				5,500		193,050
Dade Behring Holdings Inc.				8,100		436,266
Hologic, Inc. *				11,700		632,853
Medtronic, Inc.				24,650		1,310,640
						2,572,809

HEALTH CARE PROVIDERS & SERVICES --		0.73%
DaVita, Inc. *				5,025		277,531
UnitedHealth Group Inc.				10,000		547,700
						825,231
PHARMACEUTICALS --		4.94%
Abbott Laboratories				13,900		783,265
Endo Pharmaceuticals Holdings Inc. *				11,450		404,414
Eli Lilly & Co.				41,200		2,415,144
Merck & Co., Inc.				38,000		1,993,100
						5,595,923

			TOTAL HEALTH CARE --	12.07%		13,677,413

INDUSTRIALS --
AEROSPACE & DEFENSE --		5.46%
Boeing Co. (The)				13,000		1,307,670
Goodrich Corp.				30,000		1,784,700
Honeywell International Inc.				14,500		839,695
Rockwell Collins, Inc.				17,000		1,201,390
United Technologies Corp.				15,000		1,058,250
						6,191,705

AIR FREIGHT & LOGISTICS --		1.42%
FedEx Corp.				4,700		524,614
United Parcel Service, Inc. (Class B)				15,000		1,079,550
						1,604,164

CONSTRUCTION & ENGINEERING --		0.69%
Cemex SAB de C.V. ADR				20,000		777,600

INDUSTRIAL CONGLOMERATES --		2.92%
3M Co.				10,000		879,600
General Electric Co.				48,000		1,803,840
Tyco International Ltd.				18,600		620,496
						3,303,936
MACHINERY --		2.10%
Caterpillar Inc.				7,500		589,350
Danaher Corp.				24,400		1,793,400
						2,382,750

			TOTAL INDUSTRIALS --	12.59%		14,260,155

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --		4.81%
Arris Group Inc. *				23,000		378,350
Cisco Systems, Inc. *				84,500		2,274,740
Harris Corp.				13,100		653,952
Motorola, Inc.				30,900		562,071
Nokia Oyj ADR				34,100		933,658
QUALCOMM Inc.				15,000		644,250
						5,447,021
COMPUTERS & PERIPHERALS --		2.61%
EMC Corp. *				30,800		520,212
Hewlett-Packard Co.				38,000		1,736,980
International Business Machines Corp.				6,500		692,900
						2,950,092
ELECTRONIC EQUIPMENT & INSTRUMENTS --		0.31%
Agilent Technologies, Inc. *				9,300		354,981

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		3.09%

Analog Devices, Inc.				15,600		564,876
Intel Corp.				50,000		1,108,500
KLA-Tencor Corp.				11,600		637,768
Linear Technology Corp.				15,200		545,528
Marvell Technology Group Ltd. *				14,500		227,940
Maxim Integrated Products, Inc.				13,600		418,200
						3,502,812
SOFTWARE --		2.60%
Intuit Inc. *				24,800		756,400
Microsoft Corp.				30,000		920,100
Oracle Corp. *				65,700		1,273,266
						2,949,766

			TOTAL INFORMATION TECHNOLOGY --	13.42%		15,204,672

MATERIALS --
CHEMICALS --		1.73%
Dow Chemical Co. (The)				12,000		544,560
PPG Industries, Inc.				18,000		1,371,420
Tronox Inc. (Class B)				2,807		39,073
						1,955,053
CONTAINERS & PACKAGING --		0.85%
Sealed Air Corp. *				30,000		969,000

			TOTAL MATERIALS --	2.58%		2,924,053

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		1.95%
Sprint Nextel Corp.				34,007		777,060
Verizon Communications Inc.				32,800		1,427,784
						2,204,844

			TOTAL TELECOMMUNICATION SERVICES --	1.95%		2,204,844

UTILITIES --
ELECTRIC UTILITIES --		1.88%
Ameren Corp.				11,100		589,077
Dominion Resources, Inc. / VA				6,000		531,540
Exelon Corp.				9,100		709,800
Wisconsin Energy Corp.				6,100		295,423
						2,125,840

GAS UTILITIES --
El Paso Corp.		1.18%		60,800		1,036,032
Sempra Energy				5,000		306,600
						1,342,632

			TOTAL UTILITIES --	3.06%		3,468,472

			TOTAL COMMON STOCK --	99.11%
				(Cost $85,297,618)		112,273,675

MONEY MARKET FUND		0.00%
SM&R Money Market Fund, 4.73% (a)				586		586

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $586)		586

COMMERCIAL PAPER				Face
				Amount
CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		0.43%
Marriot International Inc., 5.35%, 06/04/07				$ 487,000		$ 486,783

			TOTAL CONSUMER DISCRETIONARY --	0.43%		486,783

			TOTAL COMMERCIAL PAPER --	0.43%
				(Cost $486,783)		$ 486,783

			TOTAL INVESTMENTS --	99.54%
				(Cost $85,784,987)		112,761,044

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.46%		526,589

			NET ASSETS --	100.00%		$ 113,287,633

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R EQUITY INCOME FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2007			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		0.67%
McDonald's Corp.				15,100		$ 763,305

HOUSEHOLD DURABLES --		2.10%
Newell Rubbermaid Inc.				17,800		565,328
Stanley Works (The)				16,000		1,011,680
Tupperware Brands Corp.				27,600		797,916
						2,374,924
MEDIA--		0.52%
CBS Corp. (Class B)				17,900		595,354

SPECIALITY RETAIL --		1.30%
Limited Brands Inc.				40,000		1,050,000
TJX Companies, Inc. (The)				13,300		372,001
TravelCenters of America LLC *				1,140		50,103
						1,472,104

			TOTAL CONSUMER DISCRETIONARY --	4.59%		5,205,687

CONSUMER STAPLES --
BEVERAGES --		1.98%
Coca-Cola Co. (The)				23,000		1,218,770
PepsiCo, Inc.				15,000		1,024,950
						2,243,720
FOOD PRODUCTS --		3.52%
Bunge Limited				8,600		671,832
ConAgra Foods, Inc.				40,000		1,020,000
H.J. Heinz Co.				19,000		904,020
Kraft Foods Inc. (Class A)				4,844		163,921
McCormick & Co., Inc. (b)				18,000		671,220
Sensient Technologies Corp.				21,500		559,860
						3,990,853
FOOD & STAPLES RETAILING --		1.63%
SUPERVALU INC.				13,000		619,320

Wal-Mart Stores, Inc.				25,700		1,223,320
						1,842,640

HOUSEHOLD PRODUCTS --		1.94%
Kimberly-Clark Corp.				13,600		965,056
Procter & Gamble Co. (The)				19,500		1,239,225
						2,204,281
PERSONAL PRODUCTS --		1.41%
Alberto-Culver Co.				10,575		262,683
Avon Products, Inc.				17,000		652,630
Colgate-Palmolive Co.				8,675		580,878
Sally Beauty Holdings, Inc. *				10,575		96,973
						1,593,164
TOBACCO --		0.96%
Altria Group, Inc.				7,000		497,700
Reynolds American Inc.				9,000		585,360
						1,083,060

			TOTAL CONSUMER STAPLES --	11.44%		12,957,718

ENERGY --
ENERGY EQUIPMENT & SERVICES --		2.93%
Boardwalk Pipeline Partners, LP				30,000		1,060,800
Schlumberger Ltd.				15,000		1,168,050
Weatherford International Ltd. *				20,000		1,086,800
						3,315,650
OIL, GAS & CONSUMABLE FUELS --		10.97%
Anadarko Petroleum Corp.				24,000		1,191,600
BP PLC ADR				17,510		1,173,345
Chevron Corp.				25,000		2,037,250
Enterprise Products Partner L.P.				10,700		335,124
Exxon Mobil Corp.				47,000		3,908,990
Natural Resource Partners L.P.				34,500		1,261,665
Plains All American Pipeline, L.P.				11,700		724,815
Royal Dutch Shell PLC, ADR				17,300		1,285,390
Spectra Energy Corp.				19,300		513,959
						12,432,138

			TOTAL ENERGY --	13.90%		15,747,788

FINANCIALS --
COMMERCIAL BANKS --		11.26%
Bank of America Corp.				47,000		2,383,370
Comerica Inc.				18,000		1,130,940
Fifth Third Bancorp				26,000		1,101,360
IndyMac Bancorp, Inc.				13,000		436,540
KeyCorp				17,100		608,931
National City Corp.				31,100		1,075,749
PNC Financial Services Group, Inc.				16,000		1,180,800
Regions Financial Corp.				17,782		634,284
TrustCo Bank Corp NY				87,300		847,683
U.S. Bancorp				33,700		1,165,346
Washington Mutual, Inc.				13,700		598,964
Wells Fargo & Co.				44,000		1,587,960
						12,751,927
DIVERSIFIED FINANCIAL SERVICES --		9.04%
Allied Capital Corp.				20,500		649,850
Citigroup Inc.				68,400		3,727,116
Colonial Properties Trust				11,250		555,187
JPMorgan Chase & Co.				30,000		1,554,900
New York Community Bancorp, Inc.				54,000		943,920
Principal Financial Group, Inc.				16,700		1,015,360
Charles Schwab Corp. (The)				30,250		679,718
Weingarten Realty Investors				24,000		1,119,840
						10,245,891
INSURANCE --		3.43%

Allstate Corp. (The)				9,000		553,500
Aspen Insurance Holdings Ltd.				20,825		564,774
Prudential Financial, Inc.				10,400		1,061,008
RenaissanceRe Holdings Ltd.				10,700		627,983
Travelers Companies, Inc. (The)				20,000		1,083,400
						3,890,665
REAL ESTATE INVESTMENT TRUSTS --		6.08%
BRE Properties, Inc.				8,600		543,692
Duke Reality Corp.				12,000		481,440
General Growth Properties, Inc.				9,800		578,592
Health Care Property Investors, Inc.				28,000		914,760
Health Care REIT, Inc.				12,500		547,125
Hospitality Properties Trust				11,400		506,616
Liberty Property Trust				11,300		530,196
Mack-Cali Realty Corp.				24,200		1,168,618
National Retail Properties Inc.				23,700		574,725
Plum Creek Timber Co., Inc.				25,000		1,045,000
						6,890,764

			TOTAL FINANCIALS --	29.81%		33,779,247

HEALTH CARE --
BIOTECHNOLOGY --		0.60%
Genzyme Corp. *				4,650		300,018
Gilead Sciences, Inc. *				4,650		384,880
						684,898
HEALTH CARE EQUIPMENT & SUPPLIES --		0.17%
Advanced Medical Optics, Inc. *				5,475		192,173

HEALTH CARE PROVIDERS & SERVICES --		0.77%
DaVita, Inc. *				4,000		220,920
LTC Properties, Inc.				27,000		647,460
						868,380
PHARMACEUTICALS --		8.41%
Abbott Laboratories				22,850		1,287,597
Eli Lilly & Co.				20,350		1,192,917
Johnson & Johnson				35,000		2,214,450
Merck & Co., Inc.				25,300		1,326,985
Pfizer Inc.				85,580		2,352,594
Wyeth				20,000		1,156,800
						9,531,343

			TOTAL HEALTH CARE --	9.95%		11,276,794

INDUSTRIALS --
AEROSPACE & DEFENSE --		0.92%
United Technologies Corp.				14,700		1,037,085

COMMERCIAL SERVICES & SUPPLIES --		2.57%
Deluxe Corp.				14,000		611,380
ServiceMaster Co. (The)				51,500		797,220
Sovran Self Storage, Inc.				21,000		1,118,880
Standard Register Co. (The)				32,000		381,120
						2,908,600
INDUSTRIAL CONGLOMERATES --		4.17%
3M Co.				10,200		897,192
General Electric Co.				88,500		3,325,830
Tyco International Ltd.				15,000		500,400
						4,723,422
ROAD & RAIL --		0.49%
Burlington Northern Santa Fe Corp.				6,000		558,780

			TOTAL INDUSTRIALS --	8.15%		9,227,887

INFORMATION TECHNOLOGY--
COMMUNICATIONS --		0.86%

AT&T Inc.				23,500		971,490

COMMUNICATIONS EQUIPMENT --		0.76%
Harris Corp.				12,750		636,480
Nokia Oyj ADR				8,000		219,040
						855,520
INTERNET SOFTWARE & SERVICES --		0.49%
StarTek, Inc.				53,000		553,320

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		0.77%
Intel Corp.				39,550		876,824

SOFTWARE --		0.75%
Microsoft Corp.				27,725		850,326

			TOTAL INFORMATION TECHNOLOGY---	3.63%		4,107,480

MATERIALS --
CHEMICALS --		1.80%
Dow Chemical Co. (The)				20,100		912,138
E.I. du Pont de Nemours and Co.				11,100		580,752
PPG Industries, Inc.				7,200		548,568
						2,041,458
METALS & MINING --		0.62%
Alcoa Inc.				17,000		701,760

PAPER & FOREST PRODUCTS --		1.04%
International Paper Co.				7,725		302,588
Potlatch Corp.				20,000		875,600
						1,178,188

			TOTAL MATERIALS --	3.46%		3,921,406

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		4.88%
ALLTEL Corp.				9,650		661,218
Citizens Communications Co.				70,000		1,109,500
FairPoint Communications, Inc.				65,000		1,170,000
Verizon Communications Inc.				46,000		2,002,380
Windstream Corp.				39,000		585,780
						5,528,878

			TOTAL TELECOMMUNICATION SERVICES --	4.88%		5,528,878

UTILITIES --
ELECTRIC UTILITIES --		7.60%
Ameren Corp.				15,200		806,664
Consolidated Edison, Inc.				23,100		1,127,742
DTE Energy Co.				24,800		1,311,424
Duke Energy Corp.				38,600		754,244
Integrys Energy Group, Inc.				24,255		1,355,854
Pinnacle West Capital Corp.				25,500		1,183,965
Progress Energy, Inc.				25,000		1,252,250
Southern Co.				10,000		360,100
Xcel Energy, Inc.				20,000		459,000
						8,611,243
GAS UTILITIES --		1.97%
Nicor Inc.				23,100		1,084,545
NiSource Inc.				51,600		1,146,036
						2,230,581

			TOTAL UTILITIES --	9.57%		10,841,824

			TOTAL COMMON STOCK --	99.38%
				(Cost $83,975,053)		112,594,709

MONEY MARKET FUND
SM&R Money Market Fund, 4.73% (a)				250		250

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $250)		250

COMMERCIAL PAPER				Face
				Amount
UTILITIES --
ELECTRIC UTILITIES --		0.51%
Hawaiian Electric Co., 5.32%, 06/01/07				$ 575,000		575,000

			TOTAL CONSUMER STAPLES --	0.51%		575,000

			TOTAL COMMERCIAL PAPER --	0.51%
				(Cost $575,000)		575,000

			TOTAL INVESTMENTS --	99.89%
				(Cost $84,550,303)		113,169,959

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.11%		120,817

			NET ASSETS --	100.00%		$ 113,290,776

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Equity Income Fund are affiliated by having the same investment adviser.

(b) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

SM&R BALANCED FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2007			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		1.43%
Host Hotels & Resorts Inc.				2,265		$ 57,803
McDonald's Corp.				2,850		144,067
Starwood Hotels & Resorts Worldwide, Inc.				3,000		216,210
Wyndham Worldwide Corp. *				1,020		37,944
						456,024
HOUSEHOLD DURABLES --		1.06%
Newell Rubbermaid Inc.				3,800		120,688
Stanley Works (The)				3,400		214,982
						335,670
MEDIA --		1.99%
CBS Corp. (Class B)				2,000		66,520
Time Warner Inc.				9,000		192,330
Viacom Inc. (Class B) *				2,000		89,840
Walt Disney Co. (The)				8,000		283,520
						632,210
MULTILINE RETAIL --		1.19%
J.C Penney Co., Inc. (Holding Co.)				2,200		177,056

Kohl's Corp. *				1,000		75,320
Target Corp.				2,000		124,860
						377,236
SPECIALTY RETAIL --		2.22%
Best Buy Co., Inc.				3,000		144,870
Limited Brands, Inc.				7,600		199,500
Lowe's Companies, Inc.				5,800		190,356
TJX Companies, Inc. (The)				4,000		111,880
Urban Outfitters, Inc. *				2,175		57,812
						704,418

			TOTAL CONSUMER DISCRETIONARY --	7.89%		2,505,558

CONSUMER STAPLES --
BEVERAGES --		1.75%
Coca-Cola Co. (The)				6,000		317,940
International Flavors & Fragrances Inc.				900		46,197
PepsiCo, Inc.				2,800		191,324
						555,461
FOOD PRODUCTS --		1.83%
Bunge Limited				1,625		126,945
H.J. Heinz Co.				2,600		123,708
McCormick & Co., Inc. (b)				3,700		137,973
Sensient Technologies Corp.				7,400		192,696
						581,322
FOOD & STAPLES RETAILING --		1.27%
SUPERVALU INC.				3,475		165,549
Wal-Mart Stores, Inc.				5,000		238,000
						403,549
HOUSEHOLD PRODUCTS --		1.55%
Kimberly-Clark Corp.				2,200		156,112
Procter & Gamble Co. (The)				5,300		336,815
						492,927
PERSONAL PRODUCTS --		0.87%
Alberto-Culver Co.				1,800		44,712
Avon Products, Inc.				3,050		117,089
Colgate-Palmolive Co.				1,475		98,766
Sally Beauty Holdings, Inc. *				1,800		16,506
						277,073

			TOTAL CONSUMER STAPLES --	7.27%		2,310,332

ENERGY --
ENERGY EQUIPMENT & SERVICES --		1.20%
Schlumberger Ltd.				2,400		186,888
Weatherford International Ltd. *				3,600		195,624
						382,512
OIL, GAS & CONSUMABLE FUELS --		6.06%
Anadarko Petroleum Corp.				3,600		178,740
BP PLC ADR				5,092		341,215
Chevron Corp.				6,001		489,021
Exxon Mobil Corp.				11,000		914,870
						1,923,846

			TOTAL ENERGY --	7.26%		2,306,358

FINANCIALS --
CAPITAL MARKETS --		0.35%
Bear Stearns Companies Inc. (The)				750		112,470

COMMERCIAL BANKS --		4.11%
Bank of America Corp.				10,000		507,100
PNC Financial Services Group, Inc.				3,000		221,400
U.S. Bancorp				6,000		207,480
Wachovia Corp.				3,600		195,084

Wells Fargo & Co.				4,800		173,232
						1,304,296
DIVERSIFIED FINANCIAL SERVICES --		6.08%
Allied Capital Corp.				3,400		107,780
Citigroup Inc.				14,500		790,105
Goldman Sachs Group, Inc. (The)				1,000		230,820
JPMorgan Chase & Co.				2,092		108,428
Morgan Stanley				6,000		510,240
National Financial Partners Corp.				1,250		58,537
Charles Schwab Corp. (The)				5,650		126,955
						1,932,865
INSURANCE --		4.81%
Allstate Corp. (The)				2,300		141,450
American International Group, Inc.				5,731		414,581
Aspen Insurance Holdings Ltd.				3,925		106,446
Genworth Financial Inc. (Class A)				6,200		223,820
Prudential Financial, Inc.				3,000		306,060
RenaissanceRe Holdings Ltd.				2,000		117,380
Travelers Companies, Inc. (The)				4,000		216,680
						1,526,417

			TOTAL FINANCIALS --	15.35%		4,876,048

HEALTH CARE --
BIOTECHNOLOGY --		0.64%
Amgen Inc. *				1,300		73,229
Genzyme Corp. *				875		56,455
Gilead Sciences, Inc. *				875		72,424
						202,108
HEALTH CARE EQUIPMENT & SUPPLIES --		1.30%
Advanced Medical Optics, Inc. *				1,025		35,978
Beckman Coulter, Inc.				2,000		130,800
Biomet, Inc.				2,700		117,774
Zimmer Holdings, Inc. *				1,460		128,568
						413,120
HEALTH CARE PROVIDERS & SERVICES --		0.51%
DaVita, Inc. *				925		51,088
Patterson Companies Inc. *				3,000		112,560
						163,648
PHARMACEUTICALS --		6.13%
Abbott Laboratories				4,200		236,670
Allergan, Inc.				1,000		124,530
Eli Lilly & Co.				3,850		225,687
Endo Pharmaceuticals Holdings Inc. *				1,750		61,810
Johnson & Johnson				6,000		379,620
Merck & Co., Inc.				5,300		277,985
Pfizer Inc.				15,000		412,350
Wyeth				3,950		228,468
						1,947,120

			TOTAL HEALTH CARE --	8.58%		2,725,996

INDUSTRIALS --
AEROSPACE & DEFENSE --		1.30%
General Dynamics Corp.				1,400		112,336
Goodrich Corp.				1,900		113,031
L-3 Communications Holdings, Inc.				1,000		95,260
Northrop Grumman Corp.				1,200		90,732
						411,359
AIR FREIGHT & LOGISTICS --		0.31%
FedEx Corp.				875		97,668

COMMERCIAL SERVICES & SUPPLIES --		0.88%
Avis Budget Group Inc.				510		15,427
Cintas Corp.				2,000		76,720
Equifax Inc.				2,100		88,263

R. R. Donnelley & Sons Co.				2,300		98,486
						278,896
INDUSTRIAL CONGLOMERATES --		2.80%
3M Co.				1,925		169,323
General Electric Co.				16,000		601,280
Tyco International Ltd.				3,600		120,096
						890,699
MACHINERY --		2.11%
Caterpillar Inc.				1,100		86,438
Danaher Corp.				1,400		102,900
Dover Corp.				1,700		85,085
Eaton Corp.				1,100		103,114
Illinois Tool Works Inc.				1,800		94,896
Ingersoll-Rand Co. Ltd (Class A)				1,900		97,527
Parker Hannifin Corp.				1,000		101,360
						671,320
ROAD & RAIL --		0.70%
Burlington Northern Santa Fe Corp.				1,350		125,725
Ryder System, Inc.				1,800		97,056
						222,781
TRADING COMPANIES & DISTRIBUTORS --		0.30%
W.W. Grainger, Inc.				1,100		96,855

			TOTAL INDUSTRIALS --	8.40%		2,669,578

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --		2.47%
Arris Group Inc. *				3,900		64,155
Cisco Systems, Inc. *				11,700		314,964
Harris Corp.				2,300		114,816
Motorola, Inc.				6,200		112,778
Nokia Oyj ADR				6,500		177,970
						784,683
COMPUTERS & PERIPHERALS --		1.87%
Dell Inc. *				6,800		182,716
EMC Corp. *				7,500		126,675
Electronics for Imaging, Inc. *				1,950		55,594
Hewlett-Packard Co.				5,000		228,550
						593,535
ELECTRONIC EQUIPMENT & INSTRUMENTS --		0.18%
Agilent Technologies, Inc. *				1,525		58,209

IT SERVICES --		0.14%
Global Payments Inc.				1,075		43,043

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		1.33%
Intel Corp.				13,000		288,210
Linear Technology Corp.				1,500		53,835
Texas Instruments Inc.				2,300		81,328
						423,373
SOFTWARE --		3.16%
Electronic Arts Inc. *				1,500		73,305
Microsoft Corp.				23,300		714,611
Oracle Corp. *				11,100		215,118
						1,003,034

			TOTAL INFORMATION TECHNOLOGY --	9.15%		2,905,877

MATERIALS --
CHEMICALS --		0.68%
Dow Chemical Co. (The)				1,600		72,608
Eastman Chemical Co.				600		39,696
PPG Industries, Inc.				900		68,571
Sigma-Aldrich Corp.				800		34,624
						215,499
CONTAINERS & PACKAGING --		0.12%

Ball Corp.				700		38,752

METALS & MINING --		0.50%
Freeport-McMoRan Copper & Gold, Inc.				268		21,092
Nucor Corp.				1,200		81,048
United States Steel Corp.				500		56,580
						158,720
PAPER & FOREST PRODUCTS --		0.34%
International Paper Co.				1,300		50,921
Louisiana-Pacific Corp.				1,000		20,500
MeadWestvaco Corp.				1,000		35,000
						106,421

			TOTAL MATERIALS --	1.64%		519,392

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		1.94%
ALLTEL Corp.				2,400		164,448
Sprint Nextel Corp.				10,263		234,510
Verizon Communications Inc.				2,580		112,307
Windstream Corp.				7,100		106,642
						617,907
WIRELESS TELECOMMUNICATION SERVICES --		0.48%
Vodafone Group PLC ADR				4,812		151,241

			TOTAL TELECOMMUNICATION SERVICES --	2.42%		769,148

UTILITIES --
ELECTRIC UTILITIES --		3.04%
Ameren Corp.				3,000		159,210
CenterPoint Energy, Inc.				5,500		104,115
Constellation Energy Group				5,000		458,850
Exelon Corp.				1,400		109,200
Southern Co.				1,600		57,616
Wisconsin Energy Corp.				1,600		77,488
						966,479

			TOTAL UTILITIES --	3.04%		966,479

			TOTAL COMMON STOCK --	71.00%
				(Cost $16,420,613)		22,554,766

				Face
CORPORATE BONDS				Amount

CONSUMER STAPLES --
PERSONAL PRODUCTS --		1.63%
Avon Products, Inc., 7.15%, 11/15/09				$ 500,000		519,141

			TOTAL CONSUMER STAPLES --	1.63%		519,141

FINANCIALS --
COMMERCIAL BANKS --		2.37%
Royal Bank of Scotland GRP PLC, yankee bond, 6.40%, 04/01/09				500,000		509,399
Washington Mutual Inc., 4.20%, 01/15/10				250,000		242,241
						751,640
DIVERSIFIED FINANCIAL SERVICES --		4.29%
General Electric Capital Corp., 3.75%, 12/15/09				350,000		337,095
JPMorgan & Co., Inc., 6.00%, 01/15/09				500,000		503,925
Weingarten Realty Investors, 7.35%, 07/20/09				500,000		521,694
						1,362,714

INSURANCE --		1.68%
Mony Group Inc. (The), 8.35%, 03/15/10				500,000		534,189

			TOTAL FINANCIALS --	8.34%		2,648,543

INDUSTRIALS --
TRANSPORTATION --		1.44%
Hertz Corp., 7.40%, 03/01/11				455,000		456,138

			TOTAL INDUSTRIALS --	1.44%		456,138

			TOTAL CORPORATE BONDS --	11.41%
				(Cost $3,549,004)		3,623,822

U S GOVERNMENT AGENCY SECURITIES --

U S GOVERNMENT AGENCY SECURITIES --		10.05%
Federal Farm Credit Bank, 4.70%, 10/06/08				400,000		396,667
Federal Farm Credit Bank, 4.15%, 11/30/09				350,000		341,731
Federal Home Loan Bank, 4.40%, 12/28/09				750,000		736,243
Federal Home Loan Mortgage Corp., 5.27%, 10/12/10				1,000,000		993,620
Federal Home Loan Mortgage Corp., Pool #284839, 8.50%, 01/01/17				4,296		4,557
Federal National Mortgage Association, 4.75%, 08/25/08				700,000		695,364
Federal National Mortgage Association, Pool #048974, 8.00%, 06/01/17				22,718		23,782

			TOTAL US GOVERNMENT AGENCY SECURITIES --	10.05%
				(Cost $3,227,014)		3,191,964

MONEY MARKET FUND				Shares
SM&R Money Market Fund, 4.73% (a)				659		659

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $659)		659

COMMERCIAL PAPER				Face
				Amount
CONSUMER DISCRETIONARY --
MEDIA --		2.43%
Donnelley & Sons, 5.34%, 06/04/07				$ 771,000		770,657

			TOTAL CONSUMER DISCRETIONARY --	2.43%		770,657

CONSUMER STAPLES --
FOOD PRODUCTS --		2.67%
Kraft Products, 5.25%, 06/05/07				850,000		849,497

			TOTAL CONSUMER STAPLES --	2.67%		849,497
UTILITIES --
ELECTRIC UTILITIES --		2.13%
Hawaiian Electric Co., 5.32%, 06/01/07				677,000		677,000

			TOTAL UTILITIES --	2.13%		677,000

			TOTAL COMMERCIAL PAPER --	7.23%
				(Cost $2,297,154)		$ 2,297,154

			TOTAL INVESTMENTS --	99.69%
				(Cost $25,494,444)		31,668,365

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.31%		97,893

			NET ASSETS --	100.00%		$ 31,766,258

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Balanced Fund are affiliated by having the same investment adviser.

(b) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

SM&R GOVERNMENT BOND FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2007			(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
			Date	Rate (%)	Amount
CORPORATE BONDS

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		1.85%
MBNA Master Credit Card Trust			02/15/12	7.000	$ 500,000	$ 518,462

			TOTAL FINANCIALS --	1.85%		518,462

MATERIALS --
METALS & MINING --		3.68%
Carpenter Technology Corp.			05/15/13	6.625	1,000,000	1,033,530

			TOTAL MATERIALS --	3.68%		1,033,530

			TOTAL CORPORATE BONDS --	5.53%
				(Cost $1,509,784)		1,551,992
U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --		63.25%
Federal Home Loan Bank (b)			10/05/07	3.375	1,500,000	1,490,708
Federal Home Loan Bank			07/15/08	2.625	1,000,000	971,456
Federal Home Loan Mortgage Corp.			11/15/13	4.875	1,000,000	981,024
Federal National Mortgage Association (b)			02/01/08	3.875	500,000	495,300
Federal National Mortgage Association			02/15/09	3.250	1,100,000	1,064,593
Federal National Mortgage Association			02/15/10	3.875	1,100,000	1,065,625
Federal National Mortgage Association			12/15/10	4.750	1,900,000	1,875,501
Federal National Mortgage Association			02/01/11	6.250	1,850,000	1,916,397
Federal National Mortgage Association			03/15/11	5.500	1,300,000	1,313,707
Federal National Mortgage Association			07/13/11	6.000	1,000,000	1,000,831
Federal National Mortgage Association			01/23/12	5.500	1,400,000	1,397,633
Federal National Mortgage Association			03/26/12	5.400	1,100,000	1,095,796
Private Export Funding Corp.			01/15/10	7.200	15,000	15,737
U S Treasury Bond			05/15/17	8.750	2,375,000	3,078,964
						17,763,272
U S GOVERNMENT SECURITIES --		27.29%
U S Treasury Bond			05/15/16	7.250	800,000	934,438
U S Treasury Note (b)			05/15/08	5.625	500,000	502,578
U S Treasury Note (b)			05/15/08	2.625	700,000	684,359
U S Treasury Note			10/15/08	3.125	800,000	780,062
U S Treasury Note			02/15/09	3.000	1,000,000	968,203
U S Treasury Note			11/15/12	4.000	2,000,000	1,921,250
U S Treasury Note			05/15/14	4.750	1,319,000	1,309,313
U S Treasury Note			02/15/15	4.000	600,000	565,687
						7,665,890

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	90.54%
				(Cost $25,772,198)		25,429,162

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		3.36%
Federal Home Loan Mortgage Corp.			06/05/07	5.160	100,000	99,943
Federal Home Loan Mortgage Corp.			06/11/07	5.180	275,000	274,604
Federal National Mortgage Association			06/01/07	5.150	570,000	570,000
						944,547
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	3.36%
				(Cost $944,547)		944,547

					Shares
MONEY MARKET FUND
SM&R Money Market Fund, 4.73% (a)					31,137	31,137

			TOTAL MONEY MARKET FUND --	0.11%
				(Cost $31,137)		31,137

			TOTAL INVESTMENTS --	99.54%
				(Cost $28,257,666)		27,956,838

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.46%		130,026

			NET ASSETS --	100.00%		$ 28,086,864

Notes to Schedule of Investments:
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

(b) Long term obligations that will mature in less than one year.

See notes to quarterly schedule of portfolio holdings.

SM&R TAX FREE FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2007			(Unaudited)

				Interest/
MUNICIPAL BONDS			Maturity	Stated	Face	Value
Rating (a)			Date	Rate (%)	Amount

	ALABAMA --	1.34%
Aaa/AAA	Alabama Drinking Water Financing Authority, Revolving Fund Loan - Revenue Bonds, Series A		08/15/16	4.000	$ 180,000	$ 177,916

	ARIZONA --	1.92%
Aaa/AAA	Scottsdale Industrial Development Authority Hospital - Revenue Bonds, Series A		09/01/12	6.000	250,000	256,260

	CALIFORNIA --	0.19%
A1/A+	California State - General Obligation Bonds Unlimited		06/01/11	5.250	25,000	25,267

	FLORIDA --	9.38%
Aaa/AAA	Dade County, Florida Water & Sewer System - Revenue Bonds		10/01/16	5.375	400,000	409,928
Aaa/AAA	Miami - Dade County, Florida Expressway Authority Toll System - Revenue Bonds, Prerefunded to 07/01/2010 (b)		07/01/29	6.375	400,000	431,912

Aaa/AAA	Miami - Dade County, Florida Solid Waste System - Revenue Bonds		10/01/18	4.750	400,000	406,700
						1,248,540
	HAWAII --	1.99%
Aaa/AAA	Honolulu, Hawaii City & County - General Obligation Bonds Unlimited		07/01/13	5.000	250,000	264,757

	ILLINOIS --	4.77%
Aaa/AAA	Chicago, Illinois - General Obligation Bonds Limited, Unrefunded, Series B		01/01/25	5.125	15,000	15,157
Aaa/AAA	Chicago, Illinois Park District - General Obligation Bonds Unlimited, Series C		01/01/16	4.850	230,000	233,358
Aaa/NR	Rockford, Illinois - General Obligation Bonds Unlimited		12/15/18	4.500	180,000	181,372
Aaa/AAA	State of Illinois - General Obligation Bonds Unlimited		03/01/19	5.000	200,000	205,168
						635,055
	INDIANA --	4.29%
Aaa/AAA	Aurora, Indiana Building Corp. - Revenue Bonds		07/15/13	4.500	405,000	417,195
Aaa/AAA	South Bend, Indiana Building Corp. - Revenue Bonds		02/01/13	4.500	150,000	153,991
						571,186
	LOUISIANA --	8.72%
Aaa/AAA	Louisiana Public Facilities Authority Hospital - Revenue Bonds, Prerefunded, Series C to 07/01/2008 (b)		07/01/19	5.000	335,000	342,722
Aaa/AAA	Louisiana Public Facilities Authority Hospital - Revenue Bonds, Unrefunded, Series C		07/01/19	5.000	65,000	66,154
Aaa/AAA	Monroe, Louisiana Sales and Use Tax - Revenue Bonds		07/01/16	4.000	200,000	197,296
Aaa/AAA	New Orleans, Louisiana Sewer Service - Revenue Bonds		06/01/18	5.000	300,000	305,046
Ba1/BB	Plaquemines, Louisiana Port, Harbor & Terminal District, Marine Terminal Facilities - Revenue Bonds		09/01/07	5.000	250,000	249,945
						1,161,163
	MISSISSIPPI --	3.87%
NR/AAA	Greenville Mississippi Public School District - General Obligation Bonds Unlimited		12/15/11	3.250	205,000	198,325
Aaa/AAA	Mississippi Development Bank Special Obligation Clinton Recreational Facilities & Municipal Building - Revenue Bonds		11/01/10	4.500	310,000	316,383
						514,708
	NEW YORK --	7.90%
Aa3/AA	New York City, New York - General Obligation Bonds Unlimited, Series J		08/01/18	5.000	200,000	203,788
Aa1/AAA	New York City, New York - Transitional Financial Authority Revenue Bonds, Unrefunded, Series C		05/01/19	5.000	250,000	258,222
Aaa/AAA	New York State Tollway Authority Highway & Bridge - Revenue Bonds, Series B		04/01/10	3.850	200,000	200,344
Aa2/AAA	Triborough Bridge & Tunnel Authority, New York - Revenue Bonds, General Purpose, Prerefunded, Series B to 01/01/2022 (b)		01/01/27	5.200	350,000	389,487
						1,051,841
	NORTH CAROLINA --	1.51%
Aaa/AAA	North Carolina State - General Obligation Bonds Unlimited		03/01/15	4.000	200,000	201,676

	OHIO --	2.43%
Aaa/AAA	Ohio State Department of Administrative Services - Certificate Participation		09/01/15	5.250	300,000	323,661

	TEXAS --	33.77%

Aaa/AAA	Aransas County, Texas Correctional Facility Improvements - General Obligation Bonds Limited		02/15/13	3.875	250,000	248,912
Aaa/AAA	Austin, Texas Community College District - Revenue Bonds		02/01/10	4.000	100,000	100,398
Aaa/AAA	Austin, Texas Independent School District - General Obligation Bonds Unlimited, Series A		08/01/12	3.750	150,000	149,005
Aaa/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/13	4.125	200,000	201,470
Aaa/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/14	4.250	65,000	65,732
Aaa/AAA	Collin County, Texas Community College District, Consolidated Fund - Revenue Bonds		02/01/15	5.250	400,000	400,456
Aaa/AAA	Dallas, Texas Independent School District - General Obligation Bonds Unlimited		02/15/09	4.200	100,000	100,691
Aaa/AAA	El Paso, Texas Public Improvement - General Obligation Bonds Limited		08/15/17	4.000	270,000	266,379
Aaa/AA-	Flower Mound, Texas Refunding and Improvement - General Obligation Bonds Limited, Unrefunded		03/01/17	5.500	10,000	10,014
Aaa/NR	Galveston County, Texas Public Improvements - General Obligation Bonds Unlimited		02/01/10	4.300	25,000	25,288
Aaa/NR	Galveston County, Texas Public Improvements - General Obligation Bonds Limited		02/01/11	4.375	125,000	126,821
Aaa/AAA	Jefferson County, Texas - Public Improvement Certificates of Obligation, Series B		08/01/16	4.125	255,000	255,581
Aaa/AAA	League City, Texas Public Improvements - General Obligation Bonds Limited		02/15/13	4.750	100,000	103,399
Aaa/AAA	Lubbock County, Texas - General Obligation Bonds Limited		02/15/17	5.500	250,000	269,870
Aaa/AAA	Lubbock, Texas Municipal Drainage Utility - General Obligation Bonds Limited		02/15/14	4.000	250,000	250,180
Aaa/AAA	Mission, Texas Consolidated Independent School District - General Obligation Bonds Unlimited		02/15/18	4.500	200,000	200,442
Aaa/AAA	Montgomery County, Texas Public Improvements - General Obligation Bonds Limited		03/01/12	4.000	250,000	250,955
Aaa/AAA	Rockwell, Texas Waterworks & Sewer - General Obligation Bonds Limited		08/01/11	3.700	115,000	114,188
Aaa/AAA	Round Rock, Texas Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Prerefunded to 08/01/2009 (b)		08/01/11	4.400	100,000	101,336
Aaa/AAA	Round Rock, Texas Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Unrefunded		08/01/11	4.400	150,000	151,413
Aaa/AAA	San Antonio, Texas River Authority Sewer Refunding and Improvement - Martinez Salatrillo, Revenue Bonds		07/01/12	3.750	100,000	99,221
Aaa/NR	Tarrant County Health Facilities Development Corp. - Health System Revenue Bonds, (Harris Methodist Health System), Series 1994 (c)		09/01/14	6.000	200,000	221,018
Aa1/AA+	Texas A&M University Revenue and Financing System - Revenue Refunding Bonds, Series A		05/15/17	5.000	250,000	261,912
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 07/01/2011 (b)		07/01/13	6.250	45,000	49,008
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2012 (b)		07/01/13	6.250	55,000	60,375
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2013 (b)		07/01/13	6.250	55,000	61,339
Aaa/AAA	Waco, Texas - General Obligation Bonds Limited		02/01/16	4.000	250,000	247,965

NR/AAA	Wylie, Texas Independent School District - General Obligation Bonds Unlimited		08/15/12	4.375	100,000	101,774
						4,495,142
	UTAH --	0.04%
Aa2/AA	Utah State Housing Financial Agency - Single Family Revenue Bonds (d)		07/01/21	6.000	5,000	5,079

	WASHINGTON --	5.12%
Aaa/AAA	Seattle, Washington Municipal Light & Power - Revenue Bonds, Series B		06/01/24	5.000	100,000	101,769
Aa1/AA	State of Washington - General Obligation Bonds Unlimited, Series B		05/01/18	5.500	300,000	323,943
Aa2/NR	Tumwater, Washington Office Building - Revenue Bonds		07/01/15	5.250	240,000	256,354
						682,066

			TOTAL MUNICIPAL BONDS --	87.24%
				(Cost $11,416,252)		11,614,317

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

US GOVERNMENT AGENCY SECURITIES --		11.89%
Federal Farm Credit Bank Discount Note			06/04/07	5.150	300,000	299,871
Federal Farm Credit Bank Discount Note			06/07/07	5.165	500,000	499,569
Federal Home Loan Note			06/13/07	5.160	510,000	509,123
Federal National Mortgage Association			06/01/07	5.120	274,000	274,000
						1,582,563
			TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS --	11.89%
				(Cost $1,582,563)		1,582,563

MONEY MARKET FUND					Shares
SM&R Money Market Fund, 4.73% (e)					964	964

			TOTAL MONEY MARKET FUND --	0.01%
				(Cost $964)		964

			TOTAL INVESTMENTS --	99.14%
				(Cost $12,999,779)		13,197,844

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.86%		115,097

			TOTAL NET ASSETS --	100.00%		$ 13,312,941

Notes to Schedule of Investments:
(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.

(b) Collateral for these prerefunded bonds are U.S. Government or U.S. Treasury or state or local government securities.

(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.

(d) Security subject to the alternative minimum tax.

(e) The rate quoted is the annualized seven-day yield of the fund at May 31, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Tax Free Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R PRIMARY FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2007			(Unaudited)

				Interest/
			Maturity	Stated	Face

			Date	Rate (%)	Amount	Value
COMMERCIAL PAPER

CONSUMER DISCRETIONARY --
AUTOMOBILES --		4.19%
DaimlerChrysler NA Hldg			06/18/07	5.330	$ 1,152,000	$ 1,149,093

HOTELS, RESTAURANTS & LEISURE --		2.89%
Marriott International Inc.			06/13/07	5.310	794,000	792,590

HOUSEHOLD DURABLES --		2.84%
Newell Rubbermaid Inc.			06/07/07	5.300	778,000	777,311

MEDIA --		7.66%
Donnelley & Sons			06/19/07	5.310	1,115,000	1,112,033
Gannett Co.			07/09/07	5.320	995,000	989,411
						2,101,444
MULTILINE RETAIL --		4.15%
7-Eleven Inc.			06/22/07	5.230	1,140,000	1,136,517

			TOTAL CONSUMER DISCRETIONARY --	21.73%		5,956,955

CONSUMER STAPLES --
BEVERAGES --		4.52%
Coco-Cola Co. (The)			06/26/07	5.210	1,245,000	1,240,489

FOOD PRODUCTS --		8.73%
Kellogg Co.			06/08/07	5.290	1,296,000	1,294,661
Kraft Foods Inc.			06/12/07	5.260	1,100,000	1,098,227
						2,392,888
PERSONAL PRODUCTS --		3.72%
Colgate Palmolive Co.			06/27/07	5.210	1,025,000	1,021,138

			TOTAL CONSUMER STAPLES --	16.97%		4,654,515

ENERGY --
ENERGY EQUIPMENT & SERVICES --		4.29%
Weatherford International Ltd.			06/04/07	5.310	1,175,000	1,174,478

			TOTAL ENERGY --	4.29%		1,174,478

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		10.81%
Deere John Capital Corp.			07/05/07	5.230	1,007,000	1,002,021
Textron Financial Corp.			07/10/07	5.300	1,056,000	1,049,936
Vectren Utility Hldgs.			06/29/07	5.310	915,000	911,219
						2,963,176
DIVERSIFIED TELECOMMUNICATION SERVICES --		3.62%
Verizon Global Funding			06/06/07	5.270	993,000	992,270

			TOTAL FINANCIALS --	14.43%		3,955,446

HEALTH CARE --
HEALTH CARE PROVIDERS & SERVICES --		3.41%
Wellpoint Inc.			07/02/07	5.300	938,000	933,710

			TOTAL HEALTH CARE --	3.41%		933,710

INDUSTRIALS --
MACHINERY --		2.39%
Eaton Corp.			06/01/07	5.220	656,000	656,000

ROAD & RAIL --		4.24%
Ryder System, Inc.			06/15/07	5.300	1,165,000	1,162,591

			TOTAL INDUSTRIALS --	6.63%		1,818,591

INFORMATION TECHNOLOGY --
COMMUNICATIONS --		3.79%
AT&T Inc.			06/14/07	5.240	1,042,000	1,040,020

COMMUNICATIONS EQUIPMENT --		3.67%
Motorola Corp.			06/28/07	5.320	1,010,000	1,005,965

			TOTAL INFORMATION TECHNOLOGY --	7.46%		2,045,985

MATERIALS --
CHEMICALS --		10.07%
Air Products & Chemicals			06/20/07	5.210	1,016,000	1,013,192
BASF AG			06/21/07	5.240	957,000	954,204
Monsanto Co.			06/25/07	5.270	797,000	794,193
						2,761,589

			TOTAL MATERIALS --	10.07%		2,761,589

UTILITIES --
ELECTRIC UTILITIES --		6.13%
Southern California Edison			06/05/07	5.300	855,000	854,494
The Southern Co.			06/11/07	5.240	828,000	826,791
						1,681,285

			TOTAL UTILITIES --	6.13%		1,681,285

			TOTAL COMMERCIAL PAPER --	91.12%
				(Cost $24,982,554)		24,982,554

U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --		5.46%
Federal Home Loan Bank (a)			06/21/07	3.870	500,000	499,606
Federal Home Loan Bank			04/23/12	5.700	1,000,000	997,296
						1,496,902
U S GOVERNMENT SECURITIES --		3.72%
U S Treasury Bond			02/15/29	5.250	1,000,000	1,021,562

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	9.18%
				(Cost $2,394,088)		2,518,464

			TOTAL INVESTMENTS --	100.30%
				(Cost $27,376,642)		27,501,018

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.30)%		(83,348)

			TOTAL NET ASSETS --	100.00%		$ 27,417,670

Notes to Schedule of Investments:
(a) Long term obligations that will mature in less than one year.

See notes to quarterly schedule of portfolio holdings.

SM&R MONEY MARKET FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2007			(Unaudited)

				Interest/

			Maturity	Stated	Face	Value
COMMERCIAL PAPER			Date	Rate (%)	Amount

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		7.78%
American Honda Finance Corp.			06/19/07	5.230	$ 4,337,000	$ 4,325,657
UBS Finance			06/05/07	5.250	2,690,000	2,688,427
						7,014,084

			TOTAL COMMERCIAL PAPER --	7.78%
				(Cost $7,014,084)		7,014,084
U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

US GOVERNMENT AGENCY SECURITIES --		92.69%
Federal Home Loan Note			06/01/07	5.127	8,246,000	8,246,000
Federal Home Loan Note			06/06/07	5.120	7,207,000	7,201,862
Federal Home Loan Note			06/07/07	5.110	3,605,000	3,601,926
Federal Home Loan Note			06/08/07	5.140	5,008,000	5,002,993
Federal Home Loan Note			06/14/07	5.100	6,253,000	6,241,473
Federal Home Loan Note			06/15/07	5.125	6,035,000	6,022,948
Federal Home Loan Note			06/20/07	5.147	5,918,000	5,901,903
Federal Home Loan Note			06/22/07	5.165	7,368,000	7,345,791
Federal Home Loan Note			06/25/07	5.110	8,908,000	8,877,619
Federal Home Loan Mortgage Corp.			06/04/07	5.125	9,147,000	9,143,084
Federal Home Loan Mortgage Corp.			06/11/07	5.110	5,654,000	5,645,957
Federal Home Loan Mortgage Corp.			06/18/07	5.100	4,611,000	4,599,878
Federal National Mortgage Association			06/13/07	5.110	5,762,000	5,752,142
						83,583,576
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	92.69%
				(Cost $83,583,576)		83,583,576

			TOTAL INVESTMENTS --	100.47%
				(Cost $90,597,660)		90,597,660

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.47)%		(423,584)

			TOTAL NET ASSETS --	100.00%		$ 90,174,076

See notes to quarterly schedule of portfolio holdings.

SM&R INVESTMENTS, INC.
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2007
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Alger Technology Fund ("Alger Technology Fund"), SM&R Alger Aggressive Growth Fund ("Alger Aggressive Growth Fund"), SM&R Alger Small-Cap Fund ("Alger Small-Cap Fund"), SM&R Alger Growth Fund ("Alger Growth Fund"), SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the "Fixed Income Funds", while the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund, Alger Growth Fund, Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to value. Investments in the affiliated money market fund are valued at the net asset value per share.

Security Transactions and Related Investment Income:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

NOTE 2 - INVESTMENTS INTO AFFILIATED MONEY MARKET FUND

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the eleven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the quarter ended May 31, 2007 were:

Purchases						$ 4,242,294
Sales						$ 4,177,072

NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Aggregate purchases and sales of investments in securities for the quarter ended May 31, 2007, other than commercial paper, were as follows:

					Purchases	Sales
Alger Technology Fund					$ 380,545	$ 453,773
Alger Aggressive Growth Fund					$ 2,154,525	$ 2,124,281
Alger Small-Cap Fund					$ 717,481	$ 756,607
Alger Growth Fund					$ 766,047	$ 720,203
Growth Fund					$ 1,127,413	$ 4,141,474
Equity Income Fund					$ 1,654,541	$ 4,244,474
Balanced Fund					$ 223,359	$ 1,538,834
Government Bond Fund					$ 6,930,135	$ 6,557,192
Tax Free Fund					$ 129,086	$ 319,086
Primary Fund					$ 1,000,000	$ 3,000,000

Gross unrealized appreciation and depreciation as of May 31, 2007, based on the cost for federal income tax purposes is as follows:

						Net Appreciation
			Cost	Appreciation	Depreciation	(Depreciation)
Alger Technology Fund			$ 1,152,156	$ 262,792	$ 22,081	$ 240,711
Alger Aggressive Growth Fund			$ 3,070,420	$ 317,471	$ 22,447	$ 295,024
Alger Small-Cap Fund			$ 3,397,817	$ 906,020	$ 46,845	$ 859,175
Alger Growth Fund			$ 2,904,659	$ 486,563	$ 42,931	$ 443,632
Growth Fund			$ 85,784,987	$ 27,612,802	$ 636,745	$ 26,976,057
Equity Income Fund			$ 84,550,303	$ 31,217,158	$ 2,597,502	$ 28,619,656
Balanced Fund			$ 25,494,444	$ 6,540,043	$ 366,122	$ 6,173,921
Government Bond Fund			$ 28,257,666	$ 86,990	$ 387,818	$ (300,828)
Tax Free Fund			$ 12,999,779	$ 264,198	$ 66,133	$ 198,065
Primary Fund			$ 27,376,642	$ 127,474	$ 3,098	$ 124,376

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.